Employee Benefits - Summary of Defined Benefit Plans (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Japanese plans [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	¥ 220,652
Remeasurement
Balance at end of year	243,769	¥ 220,652
Japanese plans [Member] | Present value of defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	1,729,554	1,898,339
Current service cost	62,259	76,758
Interest cost / income	37,798	26,290
Remeasurement
Changes in demographic assumptions	(2,153)	(3,635)
Changes in financial assumptions	(181,466)	(181,128)
Other	4,347	(385)
Past service cost	(409)	(184)
Plan participants' contributions	1,027	1,065
Benefits paid	(86,522)	(86,871)
Effect of changes in exchange rates and other	(86,937)	(696)
Balance at end of year	1,477,496	1,729,554
Japanese plans [Member] | Fair value of plan assets [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	2,081,009	2,128,476
Interest cost / income	48,763	29,462
Remeasurement
Actual return on plan assets, excluding interest income	106,715	(66,135)
Employer contributions	48,385	35,669
Plan participants' contributions	1,027	1,065
Benefits paid	(46,738)	(47,528)
Effect of changes in exchange rates and other	(286,583)	0
Balance at end of year	1,952,578	2,081,009
Japanese plans [Member] | The impact of minimum funding requirement and asset ceiling [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	572,107
Remeasurement
Balance at end of year	718,851	572,107
Foreign plans [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	350,817
Remeasurement
Balance at end of year	391,088	350,817
Foreign plans [Member] | Present value of defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	1,622,053	1,651,016
Current service cost	50,747	49,225
Interest cost / income	81,582	81,411
Remeasurement
Changes in demographic assumptions	1,944	68
Changes in financial assumptions	(33,796)	(48,712)
Other	44,858	(15,579)
Past service cost	(591)	(3,027)
Plan participants' contributions	4,657	4,355
Benefits paid	(84,889)	(76,204)
Effect of changes in exchange rates and other	114,563	(20,499)
Balance at end of year	1,801,130	1,622,053
Foreign plans [Member] | Fair value of plan assets [Member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	1,271,236	1,284,918
Interest cost / income	63,712	57,149
Remeasurement
Actual return on plan assets, excluding interest income	892	(33,874)
Employer contributions	19,099	19,016
Plan participants' contributions	4,657	4,355
Benefits paid	(47,090)	(42,023)
Effect of changes in exchange rates and other	97,536	(18,305)
Balance at end of year	¥ 1,410,042	¥ 1,271,236